Summary of Significant Accounting Policies - Summary of Information About The Company's Financial Assets and Liabilities That Are Measured at Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Total assets	$ 19,722	$ 26,031	$ 7,515
Financial Liabilities
Total liabilities	496	26,189	5,021
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Total assets	18,652	26,031	7,515
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Total liabilities	496	0	0
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Total assets	1,070
Financial Liabilities
Total liabilities	0	26,189	5,021
Money Market Funds [Member]
Financial Assets
Money market funds	18,652	26,031	7,515
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Assets
Money market funds	$ 18,652	26,031	7,515
Debt Derivative Liabilities [Member]
Financial Liabilities
Total liabilities		26,189	5,021
Debt Derivative Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Total liabilities		0	0
Debt Derivative Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Total liabilities		$ 26,189	$ 5,021